Financial Risk Factors (Tables)	6 Months Ended	12 Months Ended
	Jan. 31, 2021	Jul. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Schedule of Financial Risk Factors
	Carrying amount	Contractual cash flows	Within 1 year	1-2 years	2-5 years	5+ years
Accounts payable and accrued liabilities	$4,424,706	$4,424,201	$4,424,706	$-	$-	$-
Short-Term Loan	333,258	333,258	333,258	-	-	-
Unsecured convertible loan	160,881	375,000	375,000	-	-	-
Government grant	191,294	202,344	-	202,344	-	-
	$5,110,139	$5,334,803	$5,132,964	$202,344	$-	$-

	Carrying amount	Contractual cash flows	Within 1 year	1-2 years	2-5 years	5+ years
Accounts payable and accrued liabilities	$4,562,856	$4,562,856	$4,562,856	$-	$-	$-
Short-Term Loan	306,878	306,878	-	306,878	-	-
Government grant	191,572	210,271	-	210,271	-	-
	$5,061,306	$5,080,005	$4,562,856	$517,149	$-	$-